Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share as at December 31, 2020, 2019 and 2018 was based on the profit attributable to the Company’s shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31
	2020	2019	2018
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	(4,627)	12,060	1,057

Weighted average ordinary shares outstanding (1)	12,304,269	11,064,847	10,675,508

Dilutive effect:
Stock options and warrants	23,549	5,589	3,349

Diluted weighted average ordinary shares Outstanding	12,327,818 (2)	11,070,436	10,678,857

Basic profit (loss) per share from continuing operations	(0.38)	1.09	0.10

Diluted profit (loss) per share from continuing operations	(0.38)	1.09	0.10

(1)	Net of treasury shares.

(2)	In 2020 Stock options and warrants did not have a dilutive effect.